Content and software development assets	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Content and software development assets

7. Content and software development assets:

Since the year ended December 31, 2014, the Company has been developing software technology and content for our business. This software technology and content includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK, development of Trophy Bingo, a social bingo game, the license, the development of the Rooplay platform and the development of the Rooplay Originals games.

During the period ended March 31, 2023, the Company has expensed the development costs of all its technology as incurred and has expensed the following software development costs.

	March 31, 2023	March 31, 2022
Opening total development costs	$13,056,478	$10,559,601

Development during the period	744,333	516,639
Closing total development costs	$13,800,811	$11,076,240

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)